Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss	$ (64,865)	$ (26,982)
Non-cash or non operating items
Amount receivable written off		15
Depreciation	176	205
Gain on disposal of available-for-sale financial assets		(70)
Gain on sale of surplus site inventory		(11)
Loss on sale of plant and equipment		23
Interest earned on cash	(462)	(33)
Non-current legal fees payable	6,865
Share-based compensation	5,858	2,995
Unrealized exchange loss	511	68
Changes in working capital items
Restricted cash	(796)	453
Amounts receivable and prepaid expenses	(317)	405
Trade and other payables	9,618	(645)
Payables to related parties	393	(437)
Net cash used in operating activities	(43,019)	(24,014)
Investing activities
Acquisition of plant and equipment	(473)
Proceeds from disposal of available-for-sale financial assets		1,754
Proceeds from sale of surplus site inventory		11
Interest received on cash and cash equivalents	414	33
Net cash (used in) from investing activities	(59)	1,798
Financing activities
Net proceeds from prospectus financing		16,030
Net proceeds from private placement		1,967
Net proceeds from bought deal financing	45,887
Cash settlement of equity-settled restricted share units	(1,098)
Witholding taxes paid on equity-settled restricted share units	(30)
Non-refundable early option price installment	48,308
Proceeds from the exercise of share purchase options	1,803	611
Proceeds from the exercise of warrants	9,817	3,363
Net cash from financing activities	104,687	21,971
Net increase in cash and cash equivalents	61,609	(245)
Effect of exchange rate fluctuations on cash and cash equivalents	(1,647)	(68)
Cash and cash equivalents - beginning balance	7,196	7,509
Cash and cash equivalents - ending balance	$ 67,158	$ 7,196